UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE

EQUITY TRUST

LEGG MASON CLEARBRIDGE

VARIABLE CAPITAL PORTFOLIO

FORM N-Q

MARCH 31, 2010

LEGG MASON CLEARBRIDGE VARIABLE CAPITAL PORTFOLIO

Schedule of investments (unaudited)	March 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.3%
CONSUMER DISCRETIONARY - 13.1%
Hotels, Restaurants & Leisure - 4.4%
Ctrip.com International Ltd., ADR	34,000	$1,332,800	*
Yum! Brands Inc.	96,000	3,679,680

Total Hotels, Restaurants & Leisure		5,012,480

Household Durables - 2.2%
Jarden Corp.	76,000	2,530,040

Leisure Equipment & Products - 1.9%
Li Ning Co., Ltd.	610,000	2,211,611

Multiline Retail - 2.2%
Family Dollar Stores Inc.	68,000	2,489,480

Specialty Retail - 2.4%
Ross Stores Inc.	50,000	2,673,500

TOTAL CONSUMER DISCRETIONARY		14,917,111

CONSUMER STAPLES - 5.6%
Food & Staples Retailing - 3.9%
Pantry Inc.	128,000	1,598,720	*
Walgreen Co.	77,000	2,855,930

Total Food & Staples Retailing		4,454,650

Household Products - 1.7%
Procter & Gamble Co.	30,500	1,929,735

TOTAL CONSUMER STAPLES		6,384,385

ENERGY - 12.9%
Energy Equipment & Services - 5.4%
ION Geophysical Corp.	222,800	1,096,176	*
Oceaneering International Inc.	40,000	2,539,600	*
Weatherford International Ltd.	162,000	2,569,320	*

Total Energy Equipment & Services		6,205,096

Oil, Gas & Consumable Fuels - 7.5%
BP PLC, ADR	60,000	3,424,200
Exxon Mobil Corp.	46,000	3,081,080
Petrohawk Energy Corp.	100,000	2,028,000	*

Total Oil, Gas & Consumable Fuels		8,533,280

TOTAL ENERGY		14,738,376

FINANCIALS - 20.2%
Capital Markets - 7.6%
Charles Schwab Corp.	233,000	4,354,770
Invesco Ltd.	166,900	3,656,779
Och-Ziff Capital Management Group	40,000	640,000

Total Capital Markets		8,651,549

Diversified Financial Services - 4.3%
Bank of America Corp.	150,000	2,677,500
JPMorgan Chase & Co.	49,600	2,219,600

Total Diversified Financial Services		4,897,100

Insurance - 5.3%
Allstate Corp.	39,000	1,260,090
Travelers Cos. Inc.	65,000	3,506,100
XL Capital Ltd., Class A Shares	68,000	1,285,200

Total Insurance		6,051,390

Real Estate Investment Trusts (REITs) - 1.6%
Chimera Investment Corp.	465,000	1,808,850

Thrifts & Mortgage Finance - 1.4%
People’s United Financial Inc.	103,000	1,610,920

TOTAL FINANCIALS		23,019,809

HEALTH CARE - 12.8%
Biotechnology - 4.8%
Amgen Inc.	51,000	3,047,760	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE CAPITAL PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
Biotechnology - continued
Onyx Pharmaceuticals Inc.	78,000	$2,361,840	*

Total Biotechnology		5,409,600

Health Care Providers & Services - 2.1%
Mednax Inc.	42,000	2,443,980	*

Pharmaceuticals - 5.9%
Roche Holding AG	20,000	3,243,551
Shire Ltd., ADR	52,000	3,429,920

Total Pharmaceuticals		6,673,471

TOTAL HEALTH CARE		14,527,051

INDUSTRIALS - 11.5%
Aerospace & Defense - 2.0%
L-3 Communications Holdings Inc.	25,000	2,290,750

Construction & Engineering - 4.9%
Quanta Services Inc.	133,000	2,548,280	*
Shaw Group Inc.	88,000	3,028,960	*

Total Construction & Engineering		5,577,240

Industrial Conglomerates - 4.6%
McDermott International Inc.	75,000	2,019,000	*
Tyco International Ltd.	83,000	3,174,750

Total Industrial Conglomerates		5,193,750

TOTAL INDUSTRIALS		13,061,740

INFORMATION TECHNOLOGY - 13.6%
Computers & Peripherals - 2.0%
International Business Machines Corp.	17,600	2,257,200

Internet Software & Services - 4.8%
Google Inc., Class A Shares	4,900	2,778,349	*
VeriSign Inc.	104,500	2,718,045	*

Total Internet Software & Services		5,496,394

IT Services - 3.0%
Accenture PLC, Class A Shares	82,500	3,460,875

Semiconductors & Semiconductor Equipment - 1.6%
ASML Holding NV, New York Registered Shares	51,500	1,823,100

Software - 2.2%
Check Point Software Technologies Ltd.	70,000	2,454,200	*

TOTAL INFORMATION TECHNOLOGY		15,491,769

MATERIALS - 6.6%
Chemicals - 2.3%
Huabao International Holdings Ltd.	1,200,000	1,434,266
Monsanto Co.	16,000	1,142,720

Total Chemicals		2,576,986

Metals & Mining - 4.3%
Agnico-Eagle Mines Ltd.	43,000	2,393,810
Newmont Mining Corp.	50,000	2,546,500

Total Metals & Mining		4,940,310

TOTAL MATERIALS		7,517,296

TOTAL COMMON STOCKS (Cost - $100,653,755)		109,657,537

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE CAPITAL PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONVERTIBLE BOND & NOTE - 1.9%
INDUSTRIALS - 1.9%
Commercial Services & Supplies - 1.9%
Covanta Holding Corp., Senior Notes (Cost - $2,064,553)	3.250%	6/1/14	$2,000,000	$2,172,500	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $102,718,308)				111,830,037

SHORT-TERM INVESTMENT - 1.4%
Repurchase Agreement - 1.4%
Interest in $499,967,000 joint tri-party repurchase agreement dated 3/31/10 with RBS Securities Inc.; Proceeds at maturity - 1,635,000; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.920% due 4/5/10 to 4/23/29; Market value - 1,667,702) (Cost - $1,635,000)	0.010%	4/1/10	1,635,000	1,635,000

TOTAL INVESTMENTS - 99.6% (Cost - $104,353,308#)				113,465,037
Securities Sold Short, at Value - (4.5)% (Proceeds - $4,374,373#)				(5,165,000)
Other Assets in Excess of Liabilities - 4.9%				5,620,125

TOTAL NET ASSETS - 100.0%				$113,920,162

*	Non-income producing security.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

Schedule of Securities Sold Short†

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT - (4.5)%
EXCHANGE TRADED FUNDS - (4.5)%
SPDR S&P Retail ETF (Proceeds - $4,374,373)	125,000	$5,165,000

†	Percentages indicated are based on total net assets.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Variable Capital Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$109,657,537	—	—	$109,657,537
Convertible bond & note	—	$2,172,500	—	2,172,500

Total long-term investments	$109,657,537	$2,172,500	—	$111,830,037

Short-term investment†	—	1,635,000	—	1,635,000

Total investments	$109,657,537	$3,807,500	—	$113,465,037

Other investments†:
Securities sold short	(5,165,000)	—	—	(5,165,000)

Total	$104,492,537	$3,807,500	—	$108,300,037

†	See Schedule of Investments for additional detailed categorizations.

For the quarter ended March 31, 2010, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Short Sale Transactions. Short sales are transactions in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Portfolio must borrow the security to deliver to the buyer. The Portfolio is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Portfolio for the short sale are retained by the broker as collateral until the Portfolio replaces the borrowed security. The collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked to market daily and reported at market value in the financial statements.

Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,619,573
Gross unrealized depreciation	(5,298,471)

Net unrealized appreciation	$8,321,102

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

At March 31, 2010, the Portfolio did not have any derivative instruments outstanding. During the period ended March 31, 2010, the Portfolio had an average market value of $14,606 in purchased options.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 26, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 26, 2010